Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2022	$ 14,694,327	$ 11,921,065	$ 21,465,317	$ (3,628,669)	$ 44,452,040
Balance (in Shares) at Mar. 31, 2022	36,250,054
Business combinations under common control		(2,842,173)			(2,842,173)
Net income for the period			327,593		327,593
Foreign currency translation loss				(7,374,799)	(7,374,799)
Balance at Sep. 30, 2022	$ 14,694,327	9,078,892	21,792,910	(11,003,468)	34,562,661
Balance (in Shares) at Sep. 30, 2022	36,250,054
Balance at Mar. 31, 2023	$ 14,694,327	9,078,915	13,577,844	(8,069,343)	$ 29,281,743
Balance (in Shares) at Mar. 31, 2023	36,250,054				36,250,054
Net income for the period			1,954,355		$ 1,954,355
Foreign currency translation loss				(3,269,650)	(3,269,650)
Balance at Sep. 30, 2023	$ 14,694,327	$ 9,078,915	$ 15,532,199	$ (11,338,993)	$ 27,966,448
Balance (in Shares) at Sep. 30, 2023	36,250,054				36,250,054